Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019	Jan. 01, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity method investments	$ 8.7	$ 7.9
Equity securities without readily determinable fair value	14.6	5.3
Advertising costs	52.7	54.7	$ 48.2
Restricted cash	70.1	62.3
Foreign currency transaction gain (loss)	(5.6)	2.6	$ 6.1
Additional paid-in capital	2,791.2	283.8			$ 187.2
Accumulated deficit	(1,298.4)	(1,148.5)			(493.0)
Accounting Standards Update 2016-15
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash inflow, investing activities		85.0
(Decrease) increase in beneficial interest in a securitization		41.9
Other current liabilities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred lease incentive liabilities	7.7	6.0
Other non-current liabilities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred lease incentive liabilities	44.6	49.2
Subsequent Event | Scenario, Forecast | Minimum | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
ROU assets				$ 515.0
Lease liabilities				595.0
Subsequent Event | Scenario, Forecast | Maximum | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
ROU assets				565.0
Lease liabilities				$ 645.0
Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Additional paid-in capital	2,817.0	305.0			191.2
Accumulated deficit	$ (1,318.6)	$ (1,165.2)			$ (495.6)